Long-Term Trade And Unbilled Receivables (Tables)	12 Months Ended
Dec. 31, 2014
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Schedule Of Long-Term Trade And Unbilled Receivables

	December 31,
	2014	2013
Receivables	$459	$8,284
Unbilled receivables	212,266	234,292
	$212,725	$242,576